Cash used in operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash used in operating activities
(Loss)/profit for the period	$ (10)	$ 100	$ (11)	$ 157
Income tax (credit)/charge	(2)	12	(11)	19
Net finance expense/(income)	23	(40)	46	(63)
Depreciation and amortization	100	89	198	175
Exceptional operating items	40	20	59	38
Movement in working capital	171	(70)	(175)	(395)
Exceptional costs paid, including restructuring	(20)	(20)	(32)	(34)
Cash used in operations	$ 302	$ 91	$ 74	$ (103)